Cover	Nov. 08, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 08, 2024
Entity File Number	811-21650
Entity Registrant Name	ASA Gold and Precious Metals Limited
Entity Central Index Key	0001230869
Entity Tax Identification Number	98-6000252
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	Three Canal Plaza, Suite 600
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Portland
Entity Address, State or Province	ME
Entity Address, Postal Zip Code	04101
City Area Code	(207) 347-2000
Local Phone Number	347-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, par value $1.00 per share
Trading Symbol	ASA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable